Schedule I - Condensed Financial Information of PYXIS TANKERS INC. (Parent Company Only) - Statements of Comprehensive Loss (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expenses:
General and administrative expenses		$ (2,404)	$ (3,188)	$ (2,574)
Operating loss		(8,011)	(2,346)	(3,003)
Other expenses:
Interest and finance costs, net		(4,490)	(2,897)	(2,810)
Total other expenses, net		(203)	(2,897)	(2,810)
Net loss		$ (8,214)	$ (5,243)	$ (5,813)
Loss per common share, basic and diluted		$ (0.39)	$ (0.28)	$ (0.32)
Weighted average number of shares, basic and diluted		20,894,202	18,461,455	18,277,893
Parent Company [Member]
Expenses:
General and administrative expenses		$ (2,314)	$ (3,121)	$ (2,344)
Operating loss		(2,314)	(3,121)	(2,344)
Other expenses:
Interest and finance costs, net		(215)	(73)	(72)
Total other expenses, net		(215)	(73)	(72)
Equity in loss of subsidiaries	[1]	(5,685)	(2,049)	(3,397)
Net loss		$ (8,214)	$ (5,243)	$ (5,813)
Loss per common share, basic and diluted		$ (0.39)	$ (0.28)	$ (0.32)
Weighted average number of shares, basic and diluted		20,894,202	18,461,455	18,277,893

[1]	Eliminated on consolidation